UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  777 Third Avenue
          27th Floor
          New York, NY 10017


13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:

/s/ Ranjan Tandon               New York, New York           November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:  $382,347
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number             Name

1.           028-10574                        Libra Associates, LLC
2.           028-10573                        Libra Fund, L.P.
----         -------------------              ------------------------------


                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2011



Column 1                      Column 2        Column 3   Column 4      Column 5        Column 6        Column 7       Column 8

                              TITLE                      VALUE     SHARES/   SH/ PUT/  INVSTMT         OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (x1,000)  PRN AMT.  PRN CALL  DISCRETN        MANAGERS  SOLE   SHARED  NONE
--------------                --------        -----      --------  -------   --- ----  ---------       --------  -----  ------  ----
ADVANTAGE OIL & GAS LTD       COM             00765F101   2,745      738,400 SH        Shared-Defined  1,2         738,400
AGNICO EAGLE MINES LTD        COM             008474108  30,446      510,411 SH        Shared-Defined  1,2         510,411
AUGUSTA RES CORP              COM NEW         050912203     736      249,500 SH        Shared-Defined  1,2         249,500
AURICO GOLD INC               COM             05155C105  20,588    2,186,363 SH        Shared-Defined  1,2       2,186,363
BANRO CORP                    COM             066800103   5,504    1,403,019 SH        Shared-Defined  1,2       1,403,019
BARRICK GOLD CORP             COM             067901108  28,261      605,803 SH        Shared-Defined  1,2         605,803
CHINA MOBILE LIMITED          SPONSORED ADR   16941M109  41,152      844,841 SH        Shared-Defined  1           844,841
CLAUDE RES INC                COM             182873109  11,551    6,385,400 SH        Shared-Defined  1,2       6,385,400
EQUAL ENERGY LTD              COM             29390Q109   3,801      875,517 SH        Shared-Defined  1,2         875,517
EVERGREEN ENERGY INC NEW      COM NEW         30024B203     650      730,762 SH        Shared-Defined  1,2         730,762
EXETER RES CORP               COM             301835104   6,781    1,854,688 SH        Shared-Defined  1,2       1,854,688
EXTORRE GOLD MINES LTD        COM             30227B109   7,670    1,314,200 SH        Shared-Defined  1,2       1,314,200
FRANCO NEVADA CORP            COM             351858105     581       16,100 SH        Shared-Defined  1,2          16,100
GANNETT INC                   COM             364730101   1,430      150,000 SH        Shared-Defined  1,2         150,000
GOLDCORP INC NEW              COM             380956409  33,017      721,568 SH        Shared-Defined  1,2         721,568
GRAN TIERRA ENERGY INC        COM             38500T101   4,755    1,004,764 SH        Shared-Defined  1,2       1,004,764
GREAT BASIN GOLD LTD          COM             390124105   2,766    1,641,379 SH        Shared-Defined  1,2       1,641,379
KEEGAN RES INC                COM             487275109   1,796      357,200 SH        Shared-Defined  1,2         357,200
KINROSS GOLD CORP             COM NO PAR      496902404     530       35,738 SH        Shared-Defined  1,2          35,738
LAKE SHORE GOLD CORP          COM             510728108   8,152    5,385,200 SH        Shared-Defined  1,2       5,385,200
LONCOR RESOURCES INC          COM             54179W101   1,489      866,400 SH        Shared-Defined  1,2         866,400
MAGNUM HUNTER RES CORP DEL    COM             55973B102   2,566      775,174 SH        Shared-Defined  1,2         775,174
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100   4,383       79,416 SH        Shared-Defined  1,2          79,416
MICROSOFT CORP                COM             594918104  47,317    1,901,049 SH        Shared-Defined  1,2       1,901,019
MINEFINDERS LTD               COM             602900102   3,054      221,700 SH        Shared-Defined  1,2         221,700
NEWMONT MINING CORP           COM             651639106  38,565      612,979 SH        Shared-Defined  1,2         612,979
POSTROCK ENERGY CORP          COM             737525105   1,767      557,442 SH        Shared-Defined  1,2         557,442
PRIMERO MNG CORP              COM             74164W106   1,740      645,900 SH        Shared-Defined  1,2         645,900
QUATERRA RES INC              COM             747952109   4,369    5,997,734 SH        Shared-Defined  1,2       5,997,734
REVETT MINERALS INC           COM NEW         761505205   8,084    2,091,254 SH        Shared-Defined  1,2       2,091,254
RUBICON MINERALS CORP         COM             780911103   6,208    1,786,300 SH        Shared-Defined  1,2       1,786,300
SILVER WHEATON CORP           COM             828336107   9,145      310,518 SH        Shared-Defined  1,2         310,518
SONDE RES CORP                COM             835426107     302      131,600 SH        Shared-Defined  1,2         131,600
TASEKO MINES LTD              COM             876511106   1,507      595,058 SH        Shared-Defined  1,2         595,058
THOMPSON CREEK METALS CO INC  COM             884768102   1,453      240,365 SH        Shared-Defined  1,2         240,365
VISTA GOLD CORP               COM NEW         927926303   1,454      438,700 SH        Shared-Defined  1,2         438,700
YAMANA GOLD INC               COM             98462Y100  36,033    2,631,820 SH        Shared-Defined  1,2       2,631,820


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